Schedule of Investments TCW Artificial Intelligence ETF (formerly TCW Artificial Intelligence Equity Fund) July 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 98.3%
Automobile Components - 0.8%
Mobileye Global, Inc., Class A*	21,776	$457,296
Automobiles - 2.1%
Tesla, Inc.*	5,173	1,200,498
Broadline Retail - 5.3%
Amazon.com, Inc.*	16,285	3,044,969
Communications Equipment - 9.6%
Arista Networks, Inc.*	11,072	3,837,002
Motorola Solutions, Inc.	4,373	1,744,477
		5,581,479
Electrical Equipment - 4.3%
Eaton Corp. plc	3,997	1,218,246
Vertiv Holdings Co., Class A	16,379	1,289,027
		2,507,273
Electronic Equipment, Instruments & Components - 2.3%
Cognex Corp.	26,617	1,320,736
Interactive Media & Services - 12.4%
Alphabet, Inc., Class A	17,593	3,017,903
Meta Platforms, Inc., Class A	6,336	3,008,523
Pinterest, Inc., Class A*	35,784	1,143,299
		7,169,725
IT Services - 1.9%
International Business Machines Corp.	5,860	1,125,940
Machinery - 2.3%
Deere & Co.	2,118	787,854
Symbotic, Inc., Class A*	19,951	534,886
		1,322,740
Media - 3.0%
Trade Desk, Inc. (The), Class A*	19,632	1,764,524
Semiconductors & Semiconductor Equipment - 27.9%
Advanced Micro Devices, Inc.*	4,873	704,051
ASML Holding NV	1,985	1,859,350
Lam Research Corp.	1,465	1,349,617
Marvell Technology, Inc.	15,308	1,025,330
Micron Technology, Inc.	23,051	2,531,461
NVIDIA Corp.	41,270	4,829,414
ON Semiconductor Corp.*	15,426	1,207,085
QUALCOMM, Inc.	6,773	1,225,574
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,269	1,371,000
		16,102,882
Investments	Shares	Value
Software - 20.7%
Cadence Design Systems, Inc.*	2,163	$578,949
CyberArk Software Ltd.*	6,154	1,577,763
Datadog, Inc., Class A*	10,012	1,165,797
Microsoft Corp.	6,357	2,659,450
Palo Alto Networks, Inc.*	8,028	2,606,932
Salesforce, Inc.	4,707	1,218,172
ServiceNow, Inc.*	2,684	2,185,823
		11,992,886
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	7,364	1,635,397
Samsung Electronics Co. Ltd.	809	1,245,051
Super Micro Computer, Inc.*	639	448,354
		3,328,802
Total Common Stocks (Cost $43,181,844)		56,919,750
	Principal
Short-Term Investments - 1.8%
Time Deposit - 1.8%
Citibank, New York 4.68% 8/1/2024 (Cost $1,037,021)	$1,037,021	1,037,021
Total Investments - 100.1% (Cost $44,218,865)		$57,956,771
Liabilities in Excess of Other Assets - (0.1%)		(32,705)
Net Assets - 100.0%		$57,924,066

*	Non-income producing security.

TCW Artificial Intelligence ETF invested, as a percentage of net assets, in the following countries as of July 31, 2024:

United States	87.0%
Israel	3.5%
Netherlands	3.2%
Taiwan	2.4%
South Korea	2.2%
Other(1)	1.7%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

Schedule of Investments (Continued) TCW Artificial Intelligence ETF (formerly TCW Artificial Intelligence Equity Fund) July 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$56,919,750	$–	$–	$56,919,750
Short-Term Investments
Time Deposit	1,037,021	–	–	1,037,021
Total Investments	$57,956,771	$–	$–	$57,956,771

*	Please refer to the Schedule of Investments to view securities segregated by industry.